CREDIT FACILITIES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 10, 2019	May 30, 2019
Facility 1 [Member]
Disclosure of detailed information about borrowings [line items]
Secured revolving credit facility	$ 50,000
Expanded revolving credit facility	$ 65,000
Credit facility maturity (in years)	Three-year maturity
Facility 1 [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate over bank base rate	0.75%
Facility 1 [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate over bank base rate	2.00%
Facility 2 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 8,500
Facility 2 [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate over bank base rate		0.35%
Facility 2 [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate over bank base rate		0.75%
Facility 3 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 5,000
Facility 3 [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate over bank base rate		0.40%
Facility 3 [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate over bank base rate		0.80%